BORROWINGS AND FINANCING (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	R$ 10,522,974	R$ 8,902,558
Borrowings and financing, noncurrent	43,069,646	48,656,020
Transaction costs and issue premiums, current	(94,415)	(80,879)
Transaction costs and issue premiums, noncurrent	(573,658)	(563,078)
Borrowings and financing	10,428,559	8,821,679
Borrowings and financing and transaction costs, noncurrent	42,495,988	48,092,942
Foreign Debt [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	7,909,034	5,793,468
Borrowings and financing, noncurrent	25,988,443	32,053,352
Foreign Debt [Member] | Floating Rates [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	3,236,980	2,331,452
Borrowings and financing, noncurrent	5,601,328	7,585,516
Foreign Debt [Member] | Fixed Rates [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	4,034,971	2,804,036
Borrowings and financing, noncurrent	20,152,704	24,162,280
Foreign Debt [Member] | Fixed Interest In E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	637,083	657,980
Borrowings and financing, noncurrent	234,411	305,556
Debt Agreements In Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	2,613,940	3,109,090
Borrowings and financing, noncurrent	17,081,203	16,602,668
Debt Agreements In Brazil [Member] | Floating Rate Securities [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	2,613,940	3,109,090
Borrowings and financing, noncurrent	R$ 17,081,203	R$ 16,602,668